Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Loans to Principal Officers, Directors, and Affiliates
Loans to principal officers, directors, and their affiliates were as follows:

	December 31,
	2015	2014
	(Dollars in thousands)
Beginning balance	$444	$488
New loans	177	45
Repayments	(259)	(89)
Ending balance	$362	$444